Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Profit for the year	R$ 2,835,068	R$ 2,519,310	R$ 2,947,098
Other comprehensive income (loss)	(10,994)	287,547	(472,266)
Items which will not be subsequently reclassified to the income statement:
Actuarial gains and (losses) on defined benefit plans	(10,994)	287,547	(472,266)
Total comprehensive income for the year	R$ 2,824,074	R$ 2,806,857	R$ 2,474,832